Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Abstract]
Current	$ 7	$ 108	$ 13
Other	(29)
Provision for deferred income taxes	(22)	$ 108	$ 13
Domestic	(27)	101	7
Foreign	5	7	6
Taxes on income (tax benefit)	$ (22)	$ 108	$ 13